Other financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of other financial income and costs
Other financial income and financial expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Interest income	2,476	133	850
Foreign currency gains	6,940	5,542	—
Gains on other financial instruments	—	—	2,099

Other financial income	9,416	5,675	2,949
Interest expenses	(1,038)	(566)	(289)
Foreign currency losses	(6,500)	(276)	(9,774)
Losses on financial instruments	(741)	(884)	—

Other financial expenses	(8,279)	(1,726)	(10,063)